Item 1: Report to Shareholders

T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund	November 30, 2005

Fund Expense Example
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. Rowe Price Reserve Investment Fund

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
	6/1/05	11/30/05	6/1/05 to 11/30/05

Actual	$1,000.00	$1,018.20	$0.00

Hypothetical (assumes 5% return before expenses)	$1,000.00	$1,025.07	$0.00

*Expenses are equal to the fund's annualized expense ratio for the six-month period (0.00%), multiplied by the
*average account value over the period, multiplied by the number of days in the most recent fiscal half year (183)
*divided by the days in the year (365) to reflect the half year period.

T. Rowe Price Government Reserve Investment Fund

	Beginning Account	Ending Account	Expenses Paid
	Value	Value	During Period*
	6/1/05	11/30/05	6/1/05 to 11/30/05

Actual	$1,000.00	$1,017.30	$0.10

Hypothetical (assumes 5% return before expenses)	$1,000.00	$1,024.97	$0.10

*Expenses are equal to the fund's annualized expense ratio for the six-month period (0.02%), multiplied by the
*average account value over the period, multiplied by the number of days in the most recent fiscal half year (183)
*divided by the days in the year (365) to reflect the half year period.

T. ROWE PRICE RESERVE INVESTMENT FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND

(Unaudited)

PORTFOLIO OF INVESTMENTS [1]

(Amounts in 000s)

	$ Par	Value
ASSET-BACKED SECURITIES 1.6%		
Americredit Automobile Receivable Trust		
Series 2005-CF, Class A1, 3.845%, 9/6/06	10,099	10,099
Series 2005-DA, Class A1, 4.344%, 12/6/06	8,500	8,498
Banc of America Securitzed Trust Series 2005-WF1, Class A1, 3.505%, 7/18/06	6,026	6,026
Capital One Auto Finance Trust		
Series 2005-BSS, Class A1, 3.34%, 6/15/06	3,107	3,107
Series 2005-C, Class A1, 4.098%, 10/15/06	17,203	17,203
CIT Equipment Collateral Trust Series 2005-EF1, Class A1, 3.852%, 9/20/06	7,823	7,823
GreatAmerica Leasing Receivable, Series 2005-1, Class A1 144A, 4.31%, 10/20/06	7,129	7,129
GS Auto Loan Trust, Series 2005-1, Class A1 3.848%, 8/15/06	7,788	7,788
Household Automotive Trust, Series 2005-3, Class A1 4.286%, 11/17/06	16,000	16,000
Hyundai Auto Receivables Trust, Series 2005-A, Class A1 3.514%, 7/17/06	6,925	6,925
M&I Auto Loan Trust, Series 2005-1, Class A1 4.406%, 11/20/06	23,000	23,000
Merrill Auto Trust Securitization, Series 2005-1, Class A1 3.472%, 6/26/06	2,151	2,151
Navistar Financial Corporation Owner Trust Series 2005-A, Class A1, 3.616%, 7/17/06	4,130	4,130
Onyx Acceptance Grantor Trust, Series 2005-B, Class A1 3.615%, 7/17/06	4,219	4,219
Triad Auto Receivables Owner Trust		
Series 2005-A, Class A1, 3.30%, 6/12/06	14	14
Series 2005-B, Class A1, 3.604%, 8/14/06	4,380	4,380
Total Asset-Backed Securities (Cost $128,492)		128,492
BANK NOTES 2.0%		
Bank of America		
4.05%, 12/23/05	67,000	67,000
4.08%, 1/12/06	18,000	18,000
Lasalle Bank, 4.10%, 7/31/06	21,000	21,000
World Savings Bank, 4.17%, 1/17/06	58,000	57,999
Total Bank Notes (Cost $163,999)		163,999

CERTIFICATES OF DEPOSIT - DOMESTIC * 7.7%		
American Express Centurion Bank, 4.19%, 12/29/05	55,000	55,000
Branch Banking & Trust, 4.10%, 1/17/06	70,000	70,000
Compass Bank, VR, 4.115%, 6/14/06	23,000	23,000
DEPFA Bank		
3.81%, 12/1/05	65,000	65,000
4.30%, 2/2/06	44,000	44,000
Dexia Credit		
4.02%, 7/21/06	23,000	23,000
4.045%, 12/13/05	65,000	65,000
First Tennessee Bank, 4.22%, 1/17/06	21,000	21,000
Manufacturers and Traders Trust, 4.16%, 9/26/06	17,000	16,995
Mercantile Safe Deposit & Trust, VR, 4.124%, 10/23/06	34,000	33,989
Skandinaviska Enskilda Banken, 4.04%, 12/5/05	35,000	35,000
Treasury Bank, VR, 4.43%, 2/23/06	21,000	21,000
Wells Fargo Bank		
4.025%, 7/25/06	23,000	22,999
4.17%, 12/27/05	68,000	68,000
Wilmington Trust, 4.18%, 1/5/06	59,000	59,000
Total Certificates of Deposit - Domestic * (Cost $622,983)		622,983
CERTIFICATES OF DEPOSIT - EURODOLLAR ^ 7.0%		
Banco Bilbao Vizcaya, 4.26%, 1/30/06	69,000	69,000
Bank of Nova Scotia, 4.23%, 1/23/06	57,000	57,000
Barclays Bank		
4.058%, 7/26/06	23,000	23,001
4.13%, 1/23/06	69,000	69,000
Caisse National De Credit Agricole, 4.025%, 9/11/06	74,000	74,000
Lloyds Bank, 4.175%, 1/10/06	92,000	92,001
Northern Rock, 4.12%, 1/20/06	27,000	27,000
Royal Bank of Scotland, 4.07%, 12/28/05	92,000	92,000
Societe Generale, 4.04%, 12/13/05	69,000	69,000
Total Certificates of Deposit - Eurodollar ^ (Cost $572,002)		572,002
CERTIFICATES OF DEPOSIT - YANKEE ++ 8.8%		
Abbey National Treasury Services, 4.05%, 12/14/05	58,000	58,000

BNP Paribas, 4.05%, 12/27/05	68,000	68,000
Canadian Imperial Bank of Commerce, 4.04%, 12/13/05	57,500	57,500
Credit Suisse First Boston, 4.00%, 7/18/06	42,000	42,000
Deutsche Bank, 4.22%, 8/15/06	71,000	71,080
Fortis Bank, 4.03%, 12/2/05	70,000	70,000
Natexis Banques Populaires, VR, 4.04%, 2/1/06	34,000	34,000
Nordea Bank Finland, 4.12%, 1/20/06	57,000	57,000
Rabobank Nederland, 3.39%, 12/15/05	30,000	30,000
Royal Bank of Canada, 3.95%, 12/13/05	70,000	70,000
Sanpaolo Imi S.p.A., 4.19%, 1/17/06	58,000	58,000
Swedbank, 4.07%, 7/28/06	20,000	20,000
Toronto-Dominion Bank, 4.01%, 8/1/06	20,000	20,000
UBS, 4.04%, 12/14/05	58,000	58,000
Total Certificates of Deposit - Yankee ++ (Cost $713,580)		713,580
COMMERCIAL PAPER 21.8%		
ANZ (Delaware)		
4.17%, 1/17/06	50,000	49,728
4.225%, 1/30/06	50,000	49,648
Bear Stearns, 4.065%, 1/17/06	43,000	42,772
Boston Edison, 4.02%, 12/12/05	8,350	8,340
Capital One Multi-Asset Executive Trust, 4.07%, 1/12/06	46,000	45,782
Citigroup Funding		
4.03%, 12/8/05	72,000	71,944
4.10%, 1/23/06	20,000	19,879
Credit Suisse First Boston, 3.76%, 12/13/05	17,000	16,979
DaimlerChrysler Revolving Auto		
3.94%, 12/9/05	17,000	16,985
4.21%, 1/30/06	5,000	4,965
Duke University, 3.936%, 12/1/05	1,000	1,000
FCAR Owner Trust		
4.03%, 12/14/05	27,000	26,960
4.05%, 12/16/05	64,000	63,892
4.07%, 1/4/06	37,000	36,858
GE Capital		
4.01%, 12/1/05	25,000	25,000

4.21%, 1/27/06	9,755	9,690
HBOS Treasury Services		
3.775%, 12/15/05	64,000	63,906
4.265%, 2/21/06	28,000	27,728
HSBC Finance Corporation, 4.02%, 12/2/05	47,000	46,995
ING Funding, 3.76%, 12/16/05	20,000	19,969
J.P. Morgan Chase, 4.00%, 12/1/05	92,000	92,000
K2 (USA)		
4.025%, 12/5/05	40,000	39,982
4.22%, 1/24/06	50,000	49,684
KBC Financial Products, 4.04%, 12/27/05	25,000	24,927
Links Finance		
4.26%, 2/10/06	20,800	20,625
4.26%, 2/14/06	25,000	24,778
Merrill Lynch		
4.00%, 12/5/05	16,056	16,049
4.05%, 12/14/05	50,000	49,927
National City Credit		
3.90%, 12/13/05	23,000	22,970
4.00%, 12/19/05	35,000	34,930
National Rural Utilities		
4.02%, 12/6/05	6,510	6,506
4.02%, 12/7/05	50,000	49,967
Nestle Australia, 4.01%, 12/6/05	35,500	35,480
New Center Asset Trust		
4.02%, 12/8/05	11,000	10,991
4.21%, 1/13/06	30,000	29,849
4.21%, 1/18/06	74,000	73,585
New York State Power Authority		
4.20%, 1/18/06	12,500	12,430
4.21%, 1/10/06	21,000	20,902
New York Times, 4.16%, 1/12/06	11,000	10,947
Oesterreichische Kontrollbank, 3.88%, 12/5/05	50,000	49,978
Paccar Financial, 4.22%, 1/24/06	15,000	14,905
PNC Bank, 4.04%, 12/14/05	35,000	34,949

Prudential Funding, 4.02%, 12/13/05	55,000	54,926
Rabobank USA Financial, 4.02%, 12/1/05	9,379	9,379
Siemens Capital, 4.09%, 12/23/05	58,000	57,855
Stanford University		
4.14%, 1/10/06	10,000	9,954
4.17%, 1/24/06	18,000	17,887
Svenska Handelsbanken, 4.10%, 1/26/06	50,000	49,681
Swedbank, 4.02%, 12/12/05	15,000	14,982
Toyota Credit Puerto Rico, 4.25%, 1/27/06	50,000	49,663
Toyota Motor Credit, 4.05%, 12/16/05	35,000	34,941
UBS, 4.02%, 12/13/05	29,000	28,961
Whistlejacket Capital, 144A		
4.03%, 12/7/05	18,836	18,823
4.07%, 12/15/05	4,378	4,371
4.34%, 2/23/06	17,177	17,003
Yale University, 3.80%, 12/1/05	28,000	28,000
Total Commercial Paper (Cost $1,771,807)		1,771,807

COMMERCIAL PAPER - 4(2) 43.9%

Air Products & Chemical, 4.02%, 12/5/05	28,009	27,996
Alliance & Leicester, 4.30%, 2/21/06	50,000	49,510
Allied Irish Banks, 4.05%, 12/13/05	69,000	68,907
Alpine Securitization		
4.02%, 12/5/05	74,865	74,832
4.08%, 12/19/05	42,000	41,914
4.16%, 12/27/05	50,000	49,850
Atlantic Asset Securitization		
4.07%, 12/16/05	12,000	11,980
4.10%, 12/19/05	27,661	27,604
4.11%, 12/19/05	22,000	21,955
Atlantic Industries, 4.18%, 1/30/06	56,000	55,610
Bank of Ireland		
3.76%, 12/13/05	25,000	24,969
4.07%, 12/14/05	10,500	10,484
4.24%, 2/10/06	25,000	24,791
Cafco

4.12%, 1/11/06	20,000	19,906
4.18%, 1/12/06	25,000	24,878
4.20%, 1/17/06	50,000	49,726
Caterpillar, 4.02%, 12/2/05	24,132	24,129
Ciesco		
4.03%, 12/12/05	29,600	29,564
4.09%, 1/5/06	15,000	14,940
4.17%, 1/12/06	50,000	49,757
4.18%, 1/12/06	25,000	24,878
Citibank Credit Card Issuance Trust		
4.02%, 12/7/05	18,000	17,988
4.03%, 12/5/05	14,900	14,893
4.04%, 12/9/05	56,000	55,950
4.08%, 1/17/06	16,000	15,915
4.085%, 1/17/06	36,000	35,808
CRC Funding		
3.89%, 12/1/05	27,000	27,000
3.92%, 12/1/05	6,395	6,395
4.00%, 12/19/05	18,000	17,964
4.06%, 12/15/05	21,548	21,514
4.12%, 12/22/05	11,800	11,771
4.24%, 1/19/06	21,000	20,879
Danske		
4.02%, 12/13/05	40,000	39,946
4.03%, 12/8/05	11,602	11,593
DEPFA Bank, 4.20%, 1/18/06	21,000	20,882
Du Pont El De Nemours, 4.01%, 12/5/05	35,000	34,984
Fairway Finance		
3.92%, 12/5/05	26,000	25,989
4.03%, 12/9/05	8,000	7,993
4.10%, 12/20/05	18,880	18,839
Falcon Asset Securitization		
3.94%, 12/12/05	27,032	26,999
4.00%, 12/19/05	15,000	14,970
4.02%, 12/8/05	14,925	14,913

4.02%, 12/20/05	19,000	18,960
4.03%, 12/5/05	23,000	22,990
4.15%, 1/4/06	25,500	25,400
4.15%, 1/6/06	4,400	4,382
4.18%, 1/9/06	5,000	4,977
Ford Credit Floorplan Master Owner Trust		
4.06%, 12/2/05	18,000	17,998
4.07%, 12/13/05	13,000	12,982
4.12%, 1/9/06	49,600	49,379
4.19%, 1/5/06	37,000	36,849
Gannett		
4.00%, 12/2/05	44,000	43,995
4.02%, 12/2/05	19,300	19,298
Grampian Funding		
4.06%, 1/18/06	48,000	47,740
4.09%, 1/20/06	14,000	13,921
4.11%, 1/26/06	46,000	45,706
4.35%, 3/28/06	34,000	33,519
Ixis Commercial Paper, 144A, 4.09%, 1/26/06	25,000	24,841
KFW International Finance		
4.00%, 12/1/05	50,000	50,000
4.04%, 12/13/05	50,000	49,933
Kimberly Clark Worldwide, 4.01%, 12/5/05	12,094	12,089
Kitty Hawk Funding		
4.06%, 12/15/05	31,000	30,951
4.11%, 12/23/05	25,000	24,937
MassMutual Funding		
4.06%, 12/16/05	20,000	19,966
4.10%, 12/21/05	26,860	26,799
4.10%, 12/22/05	6,800	6,784
MBNA Master Credit Card Trust II		
3.96%, 12/7/05	39,000	38,974
4.08%, 1/11/06	17,500	17,419
4.13%, 1/17/06	24,000	23,870
National Australia Funding

4.00%, 12/12/05	23,000	22,972
4.01%, 12/2/05	6,049	6,048
4.015%, 12/1/05	47,000	47,000
4.02%, 12/2/05	50,000	49,995
Nationwide Building Society, 144A, 4.15%, 1/4/06	21,000	20,918
Nationwide Life Insurance, 4.20%, 1/17/06	20,250	20,139
Northern Rock, 144A, 4.12%, 1/25/06	8,000	7,950
Old Line Funding		
3.96%, 12/5/05	17,000	16,992
4.02%, 12/1/05	7,350	7,350
4.03%, 12/12/05	28,800	28,764
4.08%, 12/20/05	39,399	39,314
4.09%, 12/20/05	2,000	1,996
4.17%, 1/5/06	34,011	33,873
4.17%, 1/17/06	40,294	40,075
4.22%, 1/23/06	10,000	9,938
Park Avenue Receivables		
3.94%, 12/12/05	7,500	7,491
4.03%, 12/14/05	35,000	34,949
4.05%, 12/16/05	47,000	46,921
4.06%, 12/21/05	50,000	49,887
4.08%, 12/19/05	27,000	26,945
4.19%, 1/18/06	25,905	25,760
Pfizer Investment Capital		
4.00%, 12/6/05	11,000	10,994
4.00%, 12/7/05	27,000	26,982
4.14%, 1/9/06	75,000	74,664
Preferred Receivables Funding		
4.00%, 12/1/05	40,000	40,000
4.02%, 12/7/05	41,000	40,973
4.04%, 12/14/05	4,500	4,493
4.06%, 12/15/05	50,000	49,921
Ranger Funding		
4.02%, 12/8/05	50,000	49,961
4.10%, 12/20/05	50,000	49,892

Sheffield Receivables		
4.02%, 12/6/05	25,000	24,986
4.02%, 12/8/05	30,000	29,977
4.19%, 1/12/06	24,000	23,883
4.20%, 1/17/06	48,643	48,376
Sigma Finance, 4.15%, 1/6/06	50,000	49,792
Southern Company		
4.00%, 12/2/05	12,000	11,999
4.01%, 12/2/05	32,800	32,796
4.20%, 1/20/06	22,370	22,239
Statoil / Den Norske, 4.06%, 12/15/05	11,900	11,881
Total Fina Elf Capital		
4.01%, 12/12/05	19,800	19,776
4.03%, 12/1/05	50,000	50,000
Tulip Funding		
4.03%, 12/8/05	40,000	39,969
4.10%, 12/19/05	29,000	28,941
4.20%, 1/6/06	8,000	7,966
United Technologies, 4.01%, 12/6/05	35,000	34,980
Variable Funding Capital, 4.21%, 1/9/06	50,000	49,772
Wal-Mart Funding, 4.13%, 1/23/06	92,000	91,441
Yorktown Capital		
4.02%, 12/7/05	50,000	49,967
4.02%, 12/9/05	30,000	29,973
4.03%, 12/5/05	30,000	29,987
4.08%, 12/20/05	50,000	49,892
4.09%, 12/20/05	17,000	16,963
Total Commercial Paper - 4(2) (Cost $3,564,737)		3,564,737

FUNDING AGREEMENTS 2.3%

GE Capital, VR, 4.223%, 1/12/06 ‡	50,000	50,000
ING Annuity & Life Insurance		
4.165%, 12/14/05 ‡	40,000	40,000
4.27%, 12/30/05 ‡	20,000	20,000
New York Life Insurance, VR, 4.189%, 12/9/05 ‡	35,000	35,000
Transamerica Occidential Life Insurance, VR, 4.24%, 1/2/07 ‡	40,000	40,000

Total Funding Agreements (Cost $185,000)		185,000
MEDIUM-TERM NOTES 2.8%		
GE Capital		
VR, 4.19%, 1/9/07	15,000	15,000
VR, 4.24%, 12/19/06	5,000	5,000
Goldman Sachs Group, VR, 144A, 4.159%, 5/1/06	60,000	60,000
Irish Life & Permanent, VR, 144A, 4.17%, 12/22/06	56,000	56,000
National Rural Utilities, 6.00%, 12/7/05	3,000	3,026
Nationwide Building Society, VR, 144A, 4.09%, 1/5/07	35,000	35,000
Sigma Finance, 4.01%, 7/21/06	42,000	42,000
SLM		
VR, 4.40%, 1/13/06	3,200	3,201
VR, 4.40%, 1/25/06	5,000	5,001
Total Medium-Term Notes (Cost $224,228)		224,228
MUNICIPAL SECURITIES 1.8%		
Alaska Housing Fin. Auth., Single Family, VRDN (Currently 4.07%) (MBIA Insured)	12,410	12,410
Colorado Housing Fin. Auth.		
Multi Family, VRDN (Currently 4.08%)	15,780	15,780
Single Family, VRDN (Currently 4.08%)	19,560	19,560
Massachusetts HEFA, Harvard Univ., VRDN (Currently 4.07%)	29,000	29,000
New York Housing Fin. Agency, River Terrace Assoc. VRDN (Currently 4.06%)	13,900	13,900
Texas, Veteran Housing, VRDN (Currently 4.06%)	21,430	21,430
Texas PFA, TECP, Unemployment Obligation Trust 4.20%, 1/6/06	35,000	35,000
Total Municipal Securities (Cost $147,080)		147,080
U.S. GOVERNMENT AGENCY OBLIGATIONS ± 0.6%		
Federal Home Loan Bank, VR, 3.75%, 4/25/06	7,000	7,000
Federal Home Loan Mortgage, 4.05%, 8/15/06	40,000	40,000
Total U.S. Government Agency Obligations ± (Cost $47,000)		47,000
Total Investments in Securities		
100.3% of Net Assets (Cost $8,140,908)		**$ 8,140,908**

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

(Unaudited)

PORTFOLIO OF INVESTMENTS [1]

(Amounts in 000s)

	$ Par	Value
REPURCHASE AGREEMENTS¤ 89.5%		
ABN Amro, Tri Party, Dated 11/30/05, 3.90% Delivery Value of $52,006 on 12/1/05	52,000	52,000
Bank of America Securities, Tri Party, Dated 11/30/05, 3.93% Delivery Value of $52,006 on 12/1/05	52,000	52,000
Barclays Capital, Tri Party, Dated 11/30/05, 3.90% Delivery Value of $52,006 on 12/1/05	52,000	52,000
Citigroup Global Markets, Tri Party, Dated 11/30/05, 3.90% Delivery Value of $52,006 on 12/1/05	52,000	52,000
Credit Suisse First Boston, Tri Party, Dated 11/30/05, 3.97% Delivery Value of $250,027 on 12/1/05	250,000	250,000
Deutsche Bank Securities, Tri Party, Dated 11/30/05, 3.96% Delivery Value of $200,022 on 12/1/05	200,000	200,000
Goldman Sachs, Tri Party, Dated 11/30/05, 3.84% Delivery Value of $12,163 on 12/1/05	12,161	12,161
JPMorgan Chase Bank, Tri Party, Dated 11/30/05, 3.90% Delivery Value of $52,006 on 12/1/05	52,000	52,000
Merrill Lynch Government Securities Tri Party, Dated 11/30/05, 3.95% Delivery Value of $52,006 on 12/1/05	52,000	52,000
Morgan Stanley, Tri Party, Dated 11/30/05, 3.93% Delivery Value of $52,006 on 12/1/05	52,000	52,000
UBS Investment Bank, Tri Party, Dated 11/30/05, 3.92% Delivery Value of $75,008 on 12/1/05	75,000	75,000
Wachovia Securities, Tri Party, Dated 11/30/05, 3.94% Delivery Value of $52,006 on 12/1/05	52,000	52,000
Total Repurchase Agreements¤ (Cost $953,161)		953,161
U.S. TREASURY OBLIGATIONS 10.2%		
U.S. Treasury Bills, 3.96%, 12/15/05	20,000	19,969
U.S. Treasury Notes		
1.625%, 2/28/06	20,000	19,913
2.375%, 8/15 - 8/31/06	30,000	29,663
2.50%, 10/31/06	10,000	9,829
2.75%, 6/30 - 7/31/06	30,000	29,762
Total U.S. Treasury Obligations (Cost $109,136)		109,136

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GOVERNMENT RESERVE INVESTMENT FUND

Unaudited

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund are two portfolios established by the corporation and both commenced operations on August 25, 1997.

The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Securities are valued at amortized cost. Investments for which such valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds’ Board of Directors.

Credits The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund’s custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Other Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date.

NOTE 2 - INVESTMENT TRANSACTIONS

Restricted Securities The funds may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since each fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of November 30, 2005.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of May 31, 2005, the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund had $35,000 and $14,000 of unused capital loss carryforwards, respectively, that expire in fiscal 2013.

At November 30, 2005, the cost of investments for federal income tax purposes was $8,140,908,000 and $1,062,297,000 for the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund, respectively.

NOTE 4 - RELATED PARTIES

Price Associates is a wholly owned subsidiary of T. Rowe Price Group and is the investment manager for the T. Rowe Price Reserve Investment Funds. Price Associates or T. Rowe Price International, Inc. (Price International), a wholly owned subsidiary of Price Associates, also provides investment management services to all shareholders of the T. Rowe Price Reserve Investment Funds. The T. Rowe Price Reserve Investment Funds pay no management fees; however, Price Associates or Price International receives management fees from the mutual funds and other accounts invested in the T. Rowe Price Reserve Investment Funds. Certain officers and directors of the T. Rowe Price Reserve Investment Funds are also officers and directors of Price Associates and its subsidiaries, and of those invested in the T. Rowe Price Reserve Investment Funds.

Pursuant to various service agreements, Price Associates and its wholly owned subsidiaries provide shareholder and administrative, transfer and dividend disbursing, accounting, and certain other services to the T. Rowe Price Reserve Investment Funds. For the six months ended November 30, 2005, expenses incurred by the T. Rowe Price Reserve Investment Fund pursuant to these service agreements were $42,000 for Price Associates. The amount payable at period end pursuant to these service agreements is included in Due to Affiliates in the accompanying financial statements. For the six months ended November 30, 2005, expenses incurred by the T. Rowe Price Government Reserve Investment Fund pursuant to these service agreements were $32,000 for Price Associates. The amount payable at period end pursuant to these service agreements is included in Due to Affiliates in the accompanying financial statements.

NOTE 5 – INTERFUND LENDING

Pursuant to the T. Rowe Price Reserve Investment Fund’s prospectus, the fund may lend up to 33 1⁄3% of its total assets. The T. Rowe Price Reserve Investment Fund is party to an interfund borrowing agreement between itself and other T. Rowe Price-sponsored mutual funds, which permits it to lend cash at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing fund’s total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. During the six months ended November 30, 2005, the T. Rowe Price Reserve Investment Fund made loans to other funds on 18 days, in the average amount of $12,672,000, and at an average annual rate of 3.901%. The fund earned $24,000 on interfund loans during the six months ended November 30, 2005, which is included in interest income in the accompanying statement of operations. There were no loans outstanding at November 30, 2005.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	January 13, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	January 13, 2006